                          Supplement to Prospectus Dated May 1, 2002 and Revised Effective November 18, 2002
                                                    Supplement dated April 1, 2003

This Supplement  should be retained with the current  Prospectus for your variable  annuity  contract  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If  you  do  not  have  a  current  Prospectus,  please  contact  American  Skandia  at
1-800-766-4530.

The  following  provision  is inserted  following  the table of Credits in the  section of the  Prospectus  entitled  "How Do I Receive
Credits?":

Additional Credits During Promotional Period
If you purchase your Annuity between April 1, 2003 and September 30, 2003 (the  "Promotional  Period"),  American Skandia will apply an additional  1.00%  Credit to your  Annuity's  Account  Value with each  Purchase  Payment you make of $100,000 or more only during this
Promotional Period.
o        The 1.00% Credit will be applied in addition to the Credit that would otherwise apply to your Purchase Payment.
o        If your initial  Purchase  Payment is $100,000 or more,  we will apply the  additional  1.00% Credit to your initial  Purchase
      Payment and any additional Purchase Payments you make during the Promotional Period.
o        If your initial  Purchase  Payment is less than $100,000 but you make  cumulative  Purchase  Payments  during the  Promotional
      Period of $100,000 or more, we will apply the additional  1.00% Credit to each  additional  Purchase  Payment you make during the
      Promotional Period once cumulative Purchase Payments exceed $100,000.
o        If your application is received by American Skandia during the Promotional  Period and meets all of our requirements,  we will apply the additional  1.00% Credit to your Purchase  Payment once received,  as long as the Purchase Payment would have otherwise been eligible under our rules.
o        After  completion of the  Promotional  Period,  the amount of Credit applied to each Purchase  Payment will be as described in the table of Credits contained in the Prospectus.

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American Skandia is entitled to recover the amount of Credits applied to your Purchase Payments under certain  circumstances  described in the  Prospectus.  Any  additional  Credits  applied to your  Purchase  Payments  during the  Promotional  Period  will be subject to recovery under the same circumstances as described in the Prospectus.
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